Basic and diluted loss per share - Disclosure of detailed information about basic and diluted loss per share (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2020 CAD ($) $ / shares shares
Earnings per share [abstract]
Loss for the year, being loss attributable to common shareholders - basic and diluted | $	$ (10,258,407)	$ (617,492)	$ (4,633,494)
Weighted average common shares - basic and diluted | shares	108,588,454	102,890,726	78,935,751
Basic and diluted loss per share | $ / shares	(0.09)	(0.01)	(0.06)